Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 25,188	$ 33,199
Less: netting by counterparty	(2,625)	(8,804)
Net amounts presented on the balance sheet	22,563	24,395
Related amounts not set off in the balance sheet
Master netting arrangements	(3,436)	(3,988)
Cash collateral (received) pledged	(1,245)	(918)
Net asset amount	17,882	19,489
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	17,867	17,947
Less: netting by counterparty	(7,789)	(8,381)
Net amounts presented on the balance sheet	10,078	9,566
Related amounts not set off in the balance sheet
Master netting arrangements	(1,141)	(1,325)
Cash collateral (received) pledged	(633)	(224)
Net asset amount	8,304	8,017
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(18,277)	(34,918)
Less: netting by counterparty	2,625	8,804
Net amounts presented on the balance sheet	(15,652)	(26,114)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	3,436	3,988
Cash collateral (received) pledged	263	436
Net amount	(11,953)	(21,690)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(16,284)	(20,671)
Less: netting by counterparty	7,789	8,381
Net amounts presented on the balance sheet	(8,495)	(12,290)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,141	1,325
Cash collateral (received) pledged	44	61
Net amount	$ (7,310)	$ (10,904)